Related parties	12 Months Ended
Dec. 31, 2025
Related parties
Related parties

31.Related parties

Balances with associates and joint ventures as of December 31, 2025 and 2024 are as follows:

	Trade and	Trade and	Trade and
	other	other receivables	other	Loans and	Other
	receivables	– Loans	payables	borrowings (1)	liabilities
Joint Ventures
Equion Energía Limited	—	—	—	728	1
Ecodiesel Colombia S.A.	3	—	45	—	—
Interligação Elétrica do Madeira S.A.	35	—	—	—	—
Interligação Elétrica Garanhuns S.A.	10	—	—	—	—
Interligação Elétrica Ivaí S.A.	40	2	—	—	—
Transmissora Aliança de Energia Elétrica S.A.	36	—	—	—	—
Consorcio Eléctrico Yapay	—	14	—	—	—
Conexión Kimal Lo Aguirre S.A.	—	531	—	—	—
Associates
Gases del Caribe S.A. E.S.P.	—	—	4	—	—
Extrucol S.A.	—	—	1	—	—
Balance as of December 31, 2025	124	547	50	728	1
Current	124	16	50	728	1
Non–current	—	531	—	—	—
	124	547	50	728	1
	(Note 7)	(Note 7)	(Note 21)	(Note 20)

	Trade and	Trade and	Trade and
	other	other receivables	other	Loans and
	receivables	– Loans	payables	borrowings (1)
Joint Ventures
Equion Energía Limited	—	—	1	829
Ecodiesel Colombia S.A.	5	—	59	—
Interligação Elétrica do Madeira S.A.	37	—	—	—
Interligação Elétrica Garanhuns S.A.	10	—	—	—
Interligação Elétrica Paraguaçu S.A.	22	—	—	—
Interligação Elétrica Aimorés S.A.	13	—	—	—
Interligação Elétrica Ivaí S.A.	17	2	—	—
Transmissora Aliança de Energia Elétrica S.A.	55	—	—	—
Consorcio Eléctrico Yapay	—	3	—	—
Conexión Kimal Lo Aguirre S.A.	—	347	—	—
Associates
Gases del Caribe S.A. E.S.P.	—	—	4	—
E2 Energía Eficiente S.A. E.S.P.	3	—	1	—
Balance as of December 31, 2024	162	352	65	829
Current	162	5	65	829
Non–current	—	347	—	—
	162	352	65	829
	(Note 7)	(Note 7)	(Note 21)	(Note 20)

Loans:

(1)	Resource deposited by Equion in Ecopetrol Capital AG.

The main transactions with related parties are detailed as follows:

	Year ended December 31
	2025		2024		2023
		Cost of sales		Cost of sales		Cost of sales
		- Purchases		- Purchases		- Purchases
	Sales	and others	Sales	and others	Sales	and others
Joint Ventures
Equion Energy Limited	—	40	—	43	—	3
Ecodiesel Colombia S.A.	41	567	39	516	25	541
	41	607	39	559	25	544
Associates
Gases del Caribe S.A. E.S.P.	—	16	—	34	—	—
Gas Natural del Oriente S.A. E.S.P.	—	—	—	5	—	40
Extrucol S.A.	—	3	—	5	—	4
E2 Energía Eficiente S.A. E.S.P.	32	2	85	4	91	3
	32	21	85	48	91	47
	73	628	124	607	116	591

31.1Directors and key management personnel

In accordance with the approval given by the shareholders on its meeting held in 2012, which was recorded in Minute No. 026, the directors’ fees for attending the meetings of the Board of Directors and / or the committees increase from four to six legal monthly minimum legal monthly salaries in force.

On the other hand, in the General Shareholders Meeting held in 2018, the amendment of the Corporate Bylaws that appears in Minute No. 036 was approved, by virtue of which, the fourth paragraph of article 23 was eliminated that made the differentiation between the fees for face-to-face and non-face-to-face meetings. The members of the Board of Directors do not have any kind of variable remuneration. The amount paid in 2025 for fees to members of the Board of Directors amounted to $4 (2024 - $6).

The total compensation paid to Executive Officers and Senior Managers as of December 31, 2025, amounted to $33 (2024 – $23). Executive Officers and Senior Managers are not eligible to receive pension and retirement benefits.

Germán González – Vice-president of Corporate Affairs is the only one of the key directors of management that owns shares of Ecopetrol S.A. As of December 31, 2025, none of the key directors of management, including Germán González, owned shares of Ecopetrol S.A., that exceeded 1% of the outstanding shares of the Company.

31.2Post–employment benefit plans

The administration and management of resources for payment of Ecopetrol’s pension obligations are managed by autonomous pension funds (PAPs, by its acronym in Spanish) which serve as guarantee and payment sources. In 2008, Ecopetrol S.A. received the authorization to partially commute the value corresponding to monthly payments, bonds, and quotas, transferring said obligations and the money that support them to autonomous patrimonies of a pension nature, in accordance with the requirements of Decree 1833 of 2016.

Since 2016, the entities that manage the resources were: Fiduciaria Bancolombia, Fiduciaria de Occidente, and Consorcio Ecopetrol PACC (formed by Fiduciaria La Previsora, Fiduciaria Bancoldex, Fiduagraria, and Fiduciaria Central). These fiduciaries managed the pension resources for a period of seven years (2016-2023) and as compensation they received a remuneration with fixed and variable components, the latter were settled on the gross returns of the portfolios and and a success fee for the manager with the best profitability and risk/return ratio.

Starting in 2022, and after a rigorous selection and asset allocation process, the new administrators of the Pension Liabilities until December 2028 are: BBVA Asset Management, Fiduciaria Bogotá and the Ecopetrol PACC 2021 Consortium made up of Fiduciaria La Previsora, Fiduciaria Bancoldex, Fiduagraria, and Fiduciaria Central.

31.3	Government related parties

The Colombian Government controls Ecopetrol S.A. with a stock ownership of 88.49%. The most significant transactions with governmental entities are comprised as follows:

(a)          Purchase of oil from the National Hydrocarbons Agency – ANH

The ANH, an entity which operates under the rules of the Ministry of Mines and Energy, has as objective to manage the oil and gas reserves and resources owned by the Colombian Nation.

In accordance with the provisions of numeral 10 of Article 3 of Decree 714 of 2012, the National Hydrocarbons Agency (ANH, for its acronym in Spanish) has entered into a legal agreement with Ecopetrol S.A. for the purchase and sale of crude oil royalties generated by certain oil-producing fields in the country. These royalties are delivered in kind, and their prices are calculated according to a predetermined formula that reflects the sales prices, adjusted for API (American Petroleum Institute) gravity, sulfur content, and transportation costs to export ports or to the Barrancabermeja and/or Cartagena refineries. The Purchase and Sale Agreement between the ANH and Ecopetrol is in effect from July 1, 2023 to June 30, 2026.

For the period between January 2025 and December 2025, Ecopetrol Group purchased 31.32 million barrels of crude oil from the ANH corresponding to royalties and economic rights paid in kind by oil producers in Colombia.

The purchase value of oil and gas from ANH is detailed in Note 26 - Cost of sales.

(b)          Refined Price Stabilization Fund

The sale prices of regular gasoline and diesel are regulated by the National Government. In that way, there are differentials between the volume reported by the companies at the time of sale and the difference between the parity price and the reference price, the parity price being the one that corresponds to the daily prices of motor gasoline and diesel observed during the month. This differential can be for or against the producers. The value of this differential is detailed in Note 25 - Revenue from contracts with customers and in Note 7 - Trade and other receivables.

(c)          National Tax and Customs Direction

The Ecopetrol Group, just like any other company in Colombia, has tax obligations that it must comply with and does not have any other kind of association or commercial relationship with the National Tax and Customs Direction of Colombia.

(d)          Comptroller General of the Republic

The Group, just like any other state entity in Colombia, is obliged to comply with the requirements set out by the Comptroller General of the Republic and make an annual payment to this entity on account of a maintenance fee. The Ecopetrol Group does not have any other kind of association or commercial relationship with this entity.